Document And Entity Information	0 Months Ended
Feb. 28, 2014
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Oct. 31, 2013
Registrant Name	Advisors Inner Circle Fund II
Central Index Key	0000890540
Amendment Flag	false
Document Creation Date	Feb. 28, 2014
Document Effective Date	Mar. 01, 2014
Prospectus Date	Mar. 01, 2014